Derivative financial Instruments (Details 3) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging relationships [line items
Nominal amount	218,416	659,336
Carrying amount of the hedging instrument, Asset	$ 625	$ 1,446
Carrying amount of the hedging instrument, Liability	(5,320)	(11,837)
Change in fair value used for calculating hedge ineffectiveness	(4,089)	(9,221)
Changes in the fair value of the hedging instrument recognised in OCI	(4,085)	(9,221)
Ineffectiveness recognised in profit or loss	4	0
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(6,576)	(7,297)
Carrying amount items designated as hedged, assets	73,861	52,128
Carrying amount items designated as hedged, liabilities	(91,344)	(541,492)
Change in the fair value of the hedged item used to recognise ineffectiveness	4,085	9,221
Cash flow hedge reserve	1,330	1,908
Interest rate risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instrument, Asset	0	513
Carrying amount of the hedging instrument, Liability	$ (1,098)	$ (3,276)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	123,000	460,000
Carrying amount of the hedging instrument, Asset	$ 0	$ 513
Carrying amount of the hedging instrument, Liability	(1,098)	(3,276)
Change in fair value used for calculating hedge ineffectiveness	(1,459)	847
Changes in the fair value of the hedging instrument recognised in OCI	(1,458)	847
Ineffectiveness recognised in profit or loss	1	0
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(39)	(183)
Carrying amount items designated as hedged, assets	0	0
Carrying amount items designated as hedged, liabilities	(70,110)	(390,516)
Change in the fair value of the hedged item used to recognise ineffectiveness	1,458	(847)
Cash flow hedge reserve	1,072	(427)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instrument, Asset	0	0
Carrying amount of the hedging instrument, Liability	$ (1,670)	$ (1,384)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	23,025	23,025
Carrying amount of the hedging instrument, Asset	$ 0	$ 0
Carrying amount of the hedging instrument, Liability	(1,670)	(1,384)
Change in fair value used for calculating hedge ineffectiveness	(284)	(2,246)
Changes in the fair value of the hedging instrument recognised in OCI	(283)	(2,246)
Ineffectiveness recognised in profit or loss	1	0
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	0	0
Carrying amount items designated as hedged, assets	0	0
Carrying amount items designated as hedged, liabilities	(21,234)	(42,554)
Change in the fair value of the hedged item used to recognise ineffectiveness	283	2,246
Cash flow hedge reserve	(5)	(19)
Foreign exchange risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instrument, Asset	625	933
Carrying amount of the hedging instrument, Liability	(2,552)	(7,177)
Foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Carrying amount items designated as hedged, assets	0	0
Carrying amount items designated as hedged, liabilities	$ 0	$ (108,422)
Foreign exchange risk | Loans
Disclosure of detailed information about hedging relationships [line items
Nominal amount	72,391	51,962
Carrying amount of the hedging instrument, Asset	$ 625	$ 814
Carrying amount of the hedging instrument, Liability	(2,552)	(1,513)
Change in fair value used for calculating hedge ineffectiveness	(2,346)	(626)
Changes in the fair value of the hedging instrument recognised in OCI	(2,344)	(626)
Ineffectiveness recognised in profit or loss	2	0
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(1,070)	(2,700)
Carrying amount items designated as hedged, assets	73,861	52,128
Carrying amount items designated as hedged, liabilities	0	0
Change in the fair value of the hedged item used to recognise ineffectiveness	2,344	626
Cash flow hedge reserve	$ 263	$ (19)
Foreign exchange risk | Deposits
Disclosure of detailed information about hedging relationships [line items
Nominal amount	0	124,349
Carrying amount of the hedging instrument, Asset	$ 0	$ 119
Carrying amount of the hedging instrument, Liability	0	(5,664)
Change in fair value used for calculating hedge ineffectiveness	0	(7,196)
Changes in the fair value of the hedging instrument recognised in OCI	0	(7,196)
Ineffectiveness recognised in profit or loss	0	0
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(5,545)	(4,414)
Change in the fair value of the hedged item used to recognise ineffectiveness	0	7,196
Cash flow hedge reserve	$ 0	$ 2,373